Other revenues Other revenues	12 Months Ended
Dec. 31, 2017
Other Income and Expenses [Abstract]
Other revenues
Other revenues
Other revenues comprise the following items:

	Year Ended December 31,
(In US$ millions)	2017	2016	2015
Termination payments revenue	$95.9	$198.8	$74.7
Related party other revenues	7.1	12.3	13.4
Total	$103.0	$211.1	$88.1

Termination payments earned during the years ended December 31, 2017, December 31, 2016 and December 31, 2015 include the termination fees for the West Sirius and West Capella, which were canceled before the end of the contract term.
Related party other revenues primarily relate to the provision of onshore support services and offshore personnel to Seadrill's drilling rigs that were operating in Nigeria during the years ended December 31, 2017, December 31, 2016 and December 31, 2015. Please refer to Note 13 – "Related party transactions" for further detail on related party other revenues.